Right-of-use assets, long-term financial assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Right-of-use assets, long-term financial assets and lease liabilities
Right-of-use assets, long-term financial assets and lease liabilities

5.Right-of-use assets, long-term financial assets and lease liabilities

The Company recognized additions and reassessment of right-of-use of leased assets for buildings or for office equipment totaling CHF 0.2 million and CHF 2.6 million for the years ended December 31, 2025 and 2024, respectively. In 2025, the change pertained to a reduction of lease space, offset by the reassessment of the lease term of a separate lease space. In 2024, the increase was predominantly associated with a new lease and the reassessment of our existing leased office space.

Regarding lease liabilities, the amortization depends on the rate implicit in the contract or the incremental borrowing rate for the respective lease component. The weighted averages of the incremental borrowing rates as of December 31, 2025 are 5.5% (3.5% for 2024) for buildings, 3.3% (3.3% for 2024) for office equipment and 7.2% (7.2% for 2024) for IT equipment.

The following tables show the movements in the net book values of right-of-use of leased assets for the years ended December 31, 2025 and 2024, respectively:

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2024	5,320	91	26	5,437
Lease modification and reassessment	213	—	—	213
Depreciation	(1,064)	(40)	(6)	(1,110)
Balance as of December 31, 2025	4,469	51	20	4,540

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2023	3,446	50	12	3,508
Additions and reassessment	2,516	64	26	2,606
Depreciation	(642)	(23)	(12)	(677)
Balance as of December 31, 2024	5,320	91	26	5,437

For the years ended December 31, 2025, and 2024, the impact on the Company’s consolidated statements of income/(loss) and consolidated statements of cash flows is detailed in the table below.

	For the Year Ended
	December 31,
In CHF thousands	2025	2024
Statements of income/(loss)
Depreciation of right-of-use assets	1,110	677
Interest expense on lease liabilities	174	113
Expense for short-term leases and leases of low value	690	752
Total	1,975	1,542

Statements of cash flows
Total cash outflow for leases	1,891	1,549

The following table presents the contractual undiscounted cash flows for lease liabilities as of December 31, 2025 and 2024:

	As of
	December 31,
In CHF thousands	2025	2024
Less than one year	1,079	1,200
1-3 years	2,077	2,372
3-5 years	2,038	2,352
Total	5,194	5,924

The Company also has two deposits in escrow accounts totaling CHF 0.6 million and CHF 0.4 million for the lease of the Company’s premises as of December 31, 2025 and 2024, respectively.